UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:   May 31

Date of reporting period:  February 28, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Bond Fund

2.28.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Bond Fund
Securities owned by the Fund on
February 28, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 59.12%                                                                                                        $700,783,823
(Cost $690,045,775)

Agricultural Products 0.77%                                                                                            9,067,323
Chaoda Modern Agriculture Holdings Ltd,
Gtd Sr Note (Cayman Islands) (S)                                      7.750   02-08-2010   BB                535         513,600
Corn Products International, Inc.,
Sr Note                                                               8.450   08-15-2009   BBB-            7,515       8,553,723

Airlines 1.01%                                                                                                        11,982,776
American Airlines, Inc.,
Pass Thru Ctf Ser 2001-2 (L)                                          7.858   10-01-2011   A-              4,200       4,351,021
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A (L)                                         6.545   02-02-2019   A-              3,843       3,815,240
Pass Thru Ctf Ser 2001-1 Class C                                      7.033   06-15-2011   BB-             2,265       1,890,911
Jet Equipment Trust,
Equip Trust Ctf Ser 1995-B2 (B)(H)(S)                                10.910   08-15-2014   D               5,800          29,000
Northwest Airlines Corp.,
Pass Thru Ctf Ser 1996-1D                                             8.970   01-02-2015   CCC+            2,463       1,896,604

Automobile Manufacturers 0.40%                                                                                         4,779,379
DaimlerChrysler North America Holding Corp.,
Floating Rate Med Term Note Ser D (P)                                 3.470   05-24-2006   BBB             4,755       4,779,379

Auto Parts & Equipment 0.64%                                                                                           7,622,286
Pennzoil-Quaker State,
Gtd Sr Note                                                          10.000   11-01-2008   Aa3             7,000       7,622,286

Broadcasting & Cable TV 2.47%                                                                                         29,331,084
British Sky Broadcasting Group Plc,
Gtd Note (United Kingdom)                                             7.300   10-15-2006   BBB-            2,350       2,467,531
Continental Cablevision, Inc.,
Deb                                                                   9.500   08-01-2013   BBB             3,280       3,513,372
Cox Communications, Inc.,
Floating Rate Note (P)(S)                                             3.040   12-14-2007   BBB-            1,460       1,468,519
Cox Enterprises,
Note (S)                                                              7.875   09-15-2010   BBB             2,515       2,780,888
Grupo Televisa S.A.,
Note (Mexico)                                                         8.000   09-13-2011   BBB-            2,465       2,859,400
Innova S. de R.L.,
Note (Mexico)                                                         9.375   09-19-2013   B+              1,635       1,855,725
Rogers Cablesystems Ltd.,
Sr Note Ser B (Canada)                                               10.000   03-15-2005   BB+             4,880       4,904,400
Shaw Communications, Inc.,
Sr Note (Canada)                                                      8.250   04-11-2010   BB+             2,260       2,542,500
TCI Communications, Inc.,
Deb                                                                   9.800   02-01-2012   BBB             2,550       3,254,183
XM Satellite Radio, Inc.,
Sr Sec Disc Note (Zero to 12-31-05 then
14.000%)(O)                                                            Zero   12-31-2009   CCC+            1,895       1,942,743
Sr Sec Note                                                          12.000   06-15-2010   CCC+            1,473       1,741,823

Casinos & Gaming 0.84%                                                                                                10,004,510
Harrah's Operating Co., Inc.,
Sr Note                                                               7.125   06-01-2007   BBB-            2,940       3,112,998
Jacob's Entertainment,
Sec Note (B)(S)                                                      11.875   02-01-2009   B               3,235       3,558,500
Mohegan Tribal Gaming Auth.,
Sr Sub Note                                                           7.125   08-15-2014   B+              1,050       1,093,312
MTR Gaming Group, Inc.,
Sr Note Ser B                                                         9.750   04-01-2010   B+              1,120       1,229,200
Waterford Gaming LLC,
Sr Note (S)                                                           8.625   09-15-2012   B+                940       1,010,500

Commodity Chemicals 0.29%                                                                                              3,454,432
RPM International, Inc.,
Sr Note                                                               6.250   12-15-2013   BBB             3,305       3,454,432

Construction & Farm Machinery & Heavy Trucks 0.19%                                                                     2,222,000
Case Corp.,
Note                                                                  7.250   08-01-2005   BB-             2,200       2,222,000

Consumer Finance 1.99%                                                                                                23,587,764
Capital One Financial Corp.,
Note (L)                                                              7.250   05-01-2006   BBB-            1,940       2,014,855
CIT Group, Inc.,
Sr Note                                                               5.000   02-13-2014   A               3,360       3,335,610
Ford Motor Credit Co.,
Floating Rate Note (L)(P)                                             3.750   11-16-2006   BBB-            6,145       6,156,129
Note                                                                  7.375   10-28-2009   BBB-              995       1,043,164
Note                                                                  6.875   02-01-2006   BBB-            3,035       3,106,750
General Motors Acceptance Corp.,
Note                                                                  7.250   03-02-2011   BBB-            1,395       1,415,255
Household Finance Corp.,
Note                                                                  6.375   10-15-2011   A               1,785       1,947,383
HSBC Finance Corp.,
Sr Note                                                               6.750   05-15-2011   A               4,140       4,568,618

Department Stores 0.57%                                                                                                6,713,901
Penney J.C. Co., Inc.,
Deb (L)                                                               7.650   08-15-2016   BB+             5,735       6,713,901

Diversified Banks 1.53%                                                                                               18,134,345
Bank of New York,
Cap Security (S)                                                      7.780   12-01-2026   A-              5,050       5,422,614
Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to 04-15-15 then
variable) (Japan) (S)                                                 5.506   12-29-2049   Baa2            1,750       1,716,344
Citigroup, Inc.,
Sub Note                                                              6.000   10-31-2033   A+              4,800       5,050,766
JP Morgan Chase & Co.,
Sub Bond                                                              5.125   09-15-2014   A               1,715       1,725,894
Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then
variable) (S)                                                         5.260   12-29-2049   AA              1,180       1,195,900
Wachovia Corp.,
Sub Note (L)                                                          5.250   08-01-2014   A-              2,970       3,022,827

Diversified Commercial Services 0.55%                                                                                  6,479,776
Cendant Corp.,
Note                                                                  6.875   08-15-2006   BBB             4,200       4,369,764
Coinmach Corp.,
Gtd Sr Note                                                           9.000   02-01-2010   CCC+              250         261,250
Sotheby's Holdings, Inc.,
Note                                                                  6.875   02-01-2009   BB-             1,835       1,848,762

Diversified Financial Services (Other) 2.13%                                                                          25,238,927
General Electric Capital Corp.,
Med Term Note Ser A                                                   6.750   03-15-2032   AAA             2,620       3,086,315
Med Term Note Ser A                                                   2.970   07-26-2006   AAA             2,605       2,581,128
Glencore Funding LLC,
Gtd Note (S)                                                          6.000   04-15-2014   BBB             4,860       4,737,076
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31 then
variable) (United Kingdom)                                            7.648   08-29-2049   A               5,555       6,887,245
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17 then
variable) (Australia) (S)                                             8.485   12-31-2049   Baa1            4,555       5,046,261
Westpac Capital Trust III,
Perpetual Sub Bond (5.819% to 09-30-13 then
variable) (S)                                                         5.819   12-29-2049   A2              2,775       2,900,902

Diversified Metals & Mining 0.41%                                                                                      4,822,523
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note                                                              10.125   02-01-2010   B               2,000       2,270,000
Vedanta Resources Plc,
Sr Note (United Kingdom) (S)                                          6.625   02-22-2010   BB+             2,525       2,552,523

Electric Utilities 8.29%                                                                                              98,240,362
AES Eastern Energy L.P.,
Pass Thru Ctf Ser 1999-A (L)                                          9.000   01-02-2017   BB+             3,510       4,072,483
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond                                             9.000   06-01-2017   BB+             6,799       7,948,575
BVPS II Funding Corp.,
Collateralized Lease Bond                                             8.890   06-01-2017   BB-             6,607       7,977,952
DTE Energy Co.,
Sr Note                                                               6.450   06-01-2006   BBB             2,855       2,941,047
Duke Energy Corp.,
Note                                                                  7.000   10-15-2006   BBB-            1,225       1,275,161
East Coast Power LLC,
Sr Sec Note Ser B                                                     7.066   03-31-2012   BBB-            3,062       3,218,255
El Paso Electric Co.,
1st Mtg Ser E                                                         9.400   05-01-2011   BBB             5,695       6,228,223
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)                                               8.625   04-30-2013   BBB-            2,014       2,247,660
HQI Transelect Chile S.A.,
Sr Note (Chile)                                                       7.875   04-15-2011   A-              3,235       3,748,285
Indiantown Cogeneration, L.P.,
1st Mtg Note Ser A-9                                                  9.260   12-15-2010   BB+             1,257       1,390,424
IPALCO Enterprises, Inc.,
Sr Sec Note                                                           8.625   11-14-2011   BB-             3,000       3,525,000
Kansas Gas & Electric Co.,
Deb                                                                   8.290   03-29-2016   BB-             3,655       3,782,581
Midland Funding Corp. II,
Lease Oblig Bond Ser A (L)                                           11.750   07-23-2005   BB-             4,892       5,019,153
Lease Oblig Bond Ser B                                               13.250   07-23-2006   BB-             3,790       4,112,461
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) (S)                                              9.625   11-15-2009   BBB-            2,445       2,909,889
Pepco Holdings, Inc.,
Note                                                                  3.750   02-15-2006   BBB             3,360       3,358,454
PNPP II Funding Corp.,
Deb                                                                   9.120   05-30-2016   BB+             4,094       4,753,789
Progress Energy, Inc.,
Sr Note                                                               6.750   03-01-2006   BBB-            2,770       2,848,236
PSE&G Energy Holdings LLC,
Sr Note                                                               7.750   04-16-2007   BB-             2,360       2,483,900
System Energy Resources, Inc.,
Sec Bond (S)                                                          5.129   01-15-2014   BBB             3,429       3,372,500
Texas-New Mexico Power Co.,
Sr Note                                                               6.125   06-01-2008   BB+             3,135       3,202,211
TransAlta Corp.,
Note (Canada)                                                         5.750   12-15-2013   BBB-            3,295       3,394,489
TXU Australia Holdings, L.P.,
Sr Note (Australia)                                                   6.750   12-01-2006   A-              1,650       1,720,346
TXU Corp.,
Note (S)                                                              6.500   11-15-2024   BBB-            3,105       3,175,210
TXU Energy Co. LLC,
Floating Rate Note (L)(P)                                             3.420   01-17-2006   BBB             2,077       2,081,879
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond                                             8.090   01-02-2017   BBB-            5,053       5,523,216
Westar Energy, Inc.,
1st Mtg Bond                                                          5.950   01-01-2035   BBB-            1,915       1,928,983

Electrical Components & Equipment 0.38%                                                                                4,486,376
AMETEK, Inc.,
Sr Note                                                               7.200   07-15-2008   BBB             4,175       4,486,376

Environmental Services 0.37%                                                                                           4,403,621
Allied Waste North America, Inc.,
Gtd Sr Sub Note Ser B                                                10.000   08-01-2009   B+              4,179       4,403,621

Food Retail 0.96%                                                                                                     11,426,914
Ahold Finance USA, Inc.,
Gtd Pass Thru Ctf Ser 2001-A-1 (L)                                    7.820   01-02-2020   BB              2,343       2,607,134
Gtd Sr Note                                                           6.875   05-01-2029   BB-             2,075       2,137,250
Delhaize America, Inc.,
Gtd Note                                                              9.000   04-15-2031   BB+             1,575       2,082,032
Food Lion, Inc.,
Note                                                                  8.730   08-30-2006   BB+             2,500       2,642,720
Kroger Co. (The),
Sr Note                                                               8.150   07-15-2006   BBB             1,855       1,957,778

Foreign Government 0.50%                                                                                               5,964,158
Colombia, Republic of,
Bond (Colombia)                                                       9.750   04-09-2011   BB+             2,141       2,425,369
Italy, Republic of,
Bond (Italy)                                                          4.500   01-21-2015   AA-             3,595       3,538,789

Forest Products 0.45%                                                                                                  5,349,453
Weyerhaeuser Co.,
Deb                                                                   7.125   07-15-2023   BBB             4,665       5,349,453

Gas Utilities 0.51%                                                                                                    6,072,078
Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B                                               7.670   11-08-2016   B               2,600       2,444,000
Energy Transfer Partners,
Sr Note (G)(S)                                                        5.950   02-01-2015   BBB-            1,560       1,593,790
NorAm Energy Corp.,
Deb                                                                   6.500   02-01-2008   BBB             1,925       2,034,288

Health Care Facilities 0.31%                                                                                           3,623,908
HCA, Inc.,
Note                                                                  9.000   12-15-2014   BB+             2,832       3,370,168
Note                                                                  6.375   01-15-2015   BB+               250         253,740

Health Care Services 0.40%                                                                                             4,746,092
Caremark Rx, Inc.,
Sr Note                                                               7.375   10-01-2006   BBB-            2,210       2,312,330
Wellpoint Health Network,
Note                                                                  6.375   01-15-2012   BBB+            2,233       2,433,762

Highways & Railtracks 0.15%                                                                                            1,803,425
TFM S.A. de C.V.,
Gtd Sr Disc Deb (Mexico)                                             11.750   06-15-2009   B               1,790       1,803,425

Homebuilding 0.23%                                                                                                     2,770,441
Lennar Corp.,
Sr Note Ser B                                                         9.950   05-01-2010   BBB-            2,615       2,770,441

Hotels, Resorts & Cruise Lines 0.75%                                                                                   8,872,877
Hyatt Equities LLC,
Note (S)                                                              6.875   06-15-2007   BBB             3,130       3,248,114
Meditrust,
Med Term Note                                                         7.300   01-16-2006   BB-             1,945       2,001,950
Note                                                                  7.000   08-15-2007   BB-             1,500       1,556,250
Starwood Hotels & Resorts Worldwide, Inc.,
Sr Note                                                               7.375   05-01-2007   BB+             1,945       2,066,563

Industrial Conglomerates 0.70%                                                                                         8,245,867
Bombardier, Inc.,
Note (Canada) (L)(S)                                                  6.750   05-01-2012   BB              1,870       1,729,750
General Electric Co.,
Note                                                                  5.000   02-01-2013   AAA             4,710       4,780,495
Tyco International Group S.A.,
Note (Luxembourg)                                                     5.800   08-01-2006   BBB             1,695       1,735,622

Industrial Machinery 0.47%                                                                                             5,512,906
Kennametal, Inc.,
Sr Note                                                               7.200   06-15-2012   BBB             2,775       3,118,539
Trinity Industries, Inc.,
Pass Thru Ctf (S)                                                     7.755   02-15-2009   Ba1             2,253       2,394,367

Insurance Brokers 0.19%                                                                                                2,194,599
Marsh & McLennan Cos., Inc.,
Note                                                                  4.850   02-15-2013   BBB             2,290       2,194,599

Integrated Oil & Gas 0.62%                                                                                             7,323,126
Amerada Hess Corp.,
Note                                                                  7.125   03-15-2033   BBB-            2,330       2,680,001
Pemex Project Funding Master Trust,
Gtd Note (Mexico)                                                     9.125   10-13-2010   BBB-            3,910       4,643,125

Investment Banking & Brokerage 0.78%                                                                                   9,223,211
Merrill Lynch & Co.,
Med Term Note Ser C (L)                                               5.000   01-15-2015   A+              2,950       2,918,167
Mizuho Financial Group Cayman Ltd.,
Gtd Note (Cayman Islands)                                             8.375   12-29-2049   A2              3,500       3,885,700
Morgan Stanley,
Sub Note                                                              4.750   04-01-2014   A               2,485       2,419,344

IT Consulting & Other Services 0.29%                                                                                   3,444,650
NCR Corp.,
Note                                                                  7.125   06-15-2009   BBB-            3,175       3,444,650

Meat, Poultry & Fish 0.21%                                                                                             2,452,854
American Seafood Group LLC,
Gtd Sr Sub Note                                                      10.125   04-15-2010   B-                955       1,040,950
Tyson Foods, Inc.,
Note                                                                  7.250   10-01-2006   BBB             1,345       1,411,904

Metal & Glass Containers 0.27%                                                                                         3,202,662
BWAY Corp.,
Gtd Sr Sub Note                                                      10.000   10-15-2010   B-              1,390       1,487,300
Owens-Brockway Glass Container, Inc.,
Gtd Sr Sec Note (L)                                                   8.750   11-15-2012   BB-             1,535       1,715,362

Multi-Line Insurance 0.88%                                                                                            10,398,221
Cincinatti Financial Corp.,
Note (S)                                                              6.125   11-01-2034   A               1,480       1,534,719
Massachusetts Mutual Life Insurance Co.,
Surplus Note (S)                                                      7.625   11-15-2023   AA              3,985       4,976,763
New York Life Insurance Co.,
Note (S)                                                              5.875   05-15-2033   AA-             3,685       3,886,739

Multi-Media 1.02%                                                                                                     12,116,832
News America Holdings, Inc.,
Gtd Sr Deb                                                            8.250   08-10-2018   BBB-            3,000       3,696,915
Time Warner, Inc.,
Deb                                                                   9.125   01-15-2013   BBB+            6,661       8,419,917

Multi-Utilities & Unregulated Power 1.23%                                                                             14,606,500
Duke Capital LLC,
Sr Note                                                               8.000   10-01-2019   BBB-            3,160       3,854,988
East Coast Power LLC,
Sr Sec Note                                                           6.737   03-31-2008   BBB-              259         267,947
Salton Sea Funding Corp.,
Sr Sec Note Ser B                                                     7.370   05-30-2005   BB+             3,418       3,447,481
Sr Sec Note Ser C (L)                                                 7.840   05-30-2010   BB+             6,597       7,036,084

Office Services & Supplies 0.26%                                                                                       3,054,576
Office Depot, Inc.,
Note                                                                  6.250   08-15-2013   BBB-            2,905       3,054,576

Oil & Gas Refining & Marketing & Transportation 0.42%                                                                  5,036,579
Enterprise Products Operating L.P.,
Sr Note (S)                                                           6.650   10-15-2034   BB+             1,525       1,647,979
Sr Note Ser B                                                         6.875   03-01-2033   BB+             3,055       3,388,600

Oil & Gas Drilling 0.13%                                                                                               1,565,000
Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (N)(S)                                           5.326   08-01-2013   BBB-            1,565       1,565,000

Oil & Gas Equipment & Services 0.13%                                                                                   1,560,495
Halliburton Co.,
Floating Rate Note (P)(S)                                             3.450   01-26-2007   BBB             1,560       1,560,495

Oil & Gas Exploration & Production 0.41%                                                                               4,864,730
Occidental Petroleum Corp.,
Sr Deb                                                               10.125   09-15-2009   BBB+            1,925       2,326,942
TEPPCO Partners, L.P.,
Gtd Sr Note                                                           7.625   02-15-2012   BBB             2,215       2,537,788

Packaged Foods & Meats 0.10%                                                                                           1,146,448
General Foods Corp.,
Deb                                                                   7.000   06-15-2011   A-              1,145       1,146,448

Paper Packaging 0.28%                                                                                                  3,342,288
Stone Container Corp.,
Sr Note                                                               9.750   02-01-2011   B               1,310       1,426,263
Sr Note                                                               8.375   07-01-2012   B               1,770       1,916,025

Paper Products 0.39%                                                                                                   4,585,425
Donohue Forest Products,
Gtd Sr Note (Canada)                                                  7.625   05-15-2007   BB              3,050       3,156,750
MDP Acquisitions Plc,
Sr Note (Ireland)                                                     9.625   10-01-2012   B               1,290       1,428,675

Pharmaceuticals 0.32%                                                                                                  3,841,404
Medco Health Solutions, Inc.,
Sr Note                                                               7.250   08-15-2013   BBB             3,380       3,841,404

Property & Casualty Insurance 0.60%                                                                                    7,069,045
Markel Corp.,
Sr Note                                                               7.350   08-15-2034   BBB-            3,160       3,529,609
Ohio Casualty Corp.,
Note                                                                  7.300   06-15-2014   BB              1,700       1,831,512
URC Holdings Corp.,
Sr Note (S)                                                           7.875   06-30-2006   AA-             1,630       1,707,924

Real Estate Investment Trusts 1.66%                                                                                   19,673,500
American Health Properties, Inc.,
Note                                                                  7.500   01-15-2007   BBB+            2,380       2,501,275
Duke Realty Corp.,
Floating Rate Note (P)                                                2.781   12-22-2006   BBB+            3,545       3,544,277
Healthcare Realty Trust, Inc.,
Sr Note                                                               8.125   05-01-2011   BBB-            2,515       2,913,816
iStar Financial, Inc.,
Sr Note                                                               7.000   03-15-2008   BBB-            2,110       2,237,250
ProLogis Trust,
Note                                                                  7.050   07-15-2006   BBB+            1,745       1,819,239
Spieker Properties, Inc.,
Note                                                                  7.125   12-01-2006   BBB+            4,880       5,147,609
TriNet Corporate Realty Trust, Inc.,
Sr Note                                                               7.700   07-15-2017   BB+             1,325       1,510,034

Real Estate Management & Development 0.19%                                                                             2,307,117
Socgen Real Estate Co. LLC,
Perpetual Bond Ser A (7.640% to 09-30-07 then
variable) (S)                                                         7.640   12-29-2049   A               2,140       2,307,117

Regional Banks 1.14%                                                                                                  13,514,555
Colonial Bank,
Sub Note                                                              9.375   06-01-2011   BBB-            1,710       1,993,468
HSBC Bank USA, Inc.,
Sub Note                                                              5.875   11-01-2034   A+              1,750       1,808,690
Key Bank NA,
Sub Note                                                              5.800   07-01-2014   A-              2,215       2,332,083
NB Capital Trust IV,
Gtd Cap Security                                                      8.250   04-15-2027   A-              3,030       3,330,034
NBD Bank N.A.,
Sub Deb                                                               8.250   11-01-2024   A                 650         841,917
Wachovia Capital Trust II,
Floating Rate Gtd Cap Security (P)                                    3.160   01-15-2027   BBB+            3,365       3,208,363

Reinsurance 0.22%                                                                                                      2,648,821
Berkshire Hathaway, Inc.,
Sr Note (S)                                                           4.850   01-15-2015   AAA             2,665       2,648,821

Soft Drinks 0.14%                                                                                                      1,707,225
Panamerican Beverages, Inc.,
Sr Note (Panama)                                                      7.250   07-01-2009   BBB             1,545       1,707,225

Specialized Finance 1.92%                                                                                             22,725,897
Citibank Credit Card Issuance Trust,
Pass Thur Ctf Ser 2003-C3 Class C3                                    4.450   04-07-2010   BBB             2,920       2,921,805
Doral Financal Corp.,
Note (Puerto Rico) (P)                                                3.500   07-20-2007   BBB-            6,100       6,095,840
ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B                                                    7.990   12-30-2011   BB              2,811       2,977,732
Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)                                      5.098   01-15-2034   BBB             3,270       3,238,878
Sub Bond Ser 2004-2A Class D (S)                                      5.093   12-15-2014   Baa2            1,820       1,784,738
Humpuss Funding Corp.,
Note (S)                                                              7.720   12-15-2009   B2              1,827       1,753,983
MBNA Master Credit Card Trust,
Sub Bond Ser 1998-E Class C (S)                                       6.600   09-15-2010   BBB             3,735       3,952,921

Specialty Chemicals 0.05%                                                                                                650,475
NOVA Chemicals Ltd,
Note (Canada)                                                         7.875   09-15-2025   BB+               630         650,475

Telecommunication Services 4.40%                                                                                      52,154,026
Alltel, Corp.,
Bond                                                                  4.656   05-17-2007   A               2,200       2,222,678
AT&T Corp.,
Med Term Note                                                         8.350   05-15-2025   BB+             2,870       3,013,500
Sr Note                                                               9.050   11-15-2011   BB+             2,121       2,457,709
Bellsouth Corp.,
Bond                                                                  5.200   09-15-2014   A                 850         862,170
Deutsche Telekom International Finance B.V.,
Bond (Coupon rate step up/down on rating)
(Netherlands)                                                         8.750   06-15-2030   BBB+            4,785       6,448,835
Intelsat Bermuda Ltd.,
Floating Rate Sr Note (Bermuda) (L)(P)(S)                             7.810   01-15-2012   B+              1,000       1,027,500
Qwest Capital Funding, Inc.,
Gtd Note (L)                                                          7.750   08-15-2006   B               3,345       3,428,625
Qwest Corp.,
Note (S)                                                              9.125   03-15-2012   BB-             3,190       3,692,425
SBC Communications, Inc.,
Bond                                                                  6.450   06-15-2034   A                 775         833,199
Note                                                                  6.150   09-15-2034   A                 830         859,187
Sprint Capital Corp.,
Note                                                                  7.125   01-30-2006   BBB-            7,830       8,055,802
Note                                                                  6.875   11-15-2028   BBB-            1,725       1,903,431
Telecom de Puerto Rico,
Sr Sub Note (Puerto Rico)                                             6.650   05-15-2006   BBB+            4,750       4,883,409
Telefonos de Mexico S.A. de C.V.,
Sr Note (Mexico)                                                      8.250   01-26-2006   BBB-            6,250       6,502,625
Verizon Florida, Inc.,
Sr Deb Ser F                                                          6.125   01-15-2013   A+              3,075       3,244,525
Verizon Pennsylvania, Inc.,
Note Ser A                                                            5.650   11-15-2011   A+              2,605       2,718,406

Telecommunications Equipment 0.65%                                                                                     7,698,777
Corning, Inc.,
Deb                                                                   7.000   03-15-2007   BB+             1,920       1,922,400
Med Term Note                                                         8.300   04-04-2025   Ba2             4,030       4,211,410
Note                                                                  6.300   03-01-2009   BB+             1,495       1,564,967

Thrifts & Mortgage Finance 9.76%                                                                                     115,654,387
Ameriquest Mortgage Securities, Inc.,
Pass Thru Ctf Ser 2003-IA1 Class A-4                                  4.965   11-25-2033   AAA             4,155       4,193,690
Bank of America Mortgage Securities, Inc,
Mtg Pass Thru Ctf Ser 2004-D Class 2A-1                               3.649   05-25-2034   AAA             6,215       6,100,249
Bear Stearns Adjustable Rate Mortgage Trust,
Mtg Pass Thru Ctf Ser 2003-9 Class 3A2 (P)                            5.037   02-25-2034   AAA             3,092       3,105,986
Mtg Pass Thru Ctf Ser 2004-10 Class 12A3 (P)                          4.743   01-25-2035   AAA             7,520       7,532,087
Centex Home Equity Loan Trust,
Asset Backed Ctf Ser 2004-A Class AF-4                                4.510   08-25-2032   AAA             4,550       4,569,257
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2004-UST1 Class A4                              4.391   08-25-2034   AAA             3,395       3,374,718
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5                                    8.100   08-15-2025   AAA               971       1,023,750
Countrywide Alternative Loan Trust,
Asset Backed Pass Thru Ctf Ser 2004-24CB Class
1A1                                                                   6.000   11-25-2034   AAA             5,931       6,046,194
Credit-Based Asset Servicing and Securitization LLC,
Mtg Asset Backed Ctf Ser 2004-CB4 Class A3                            4.632   05-25-2035   AAA             2,670       2,688,955
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg Pass Thru Ctf Ser 2003-C1 Class
A-4                                                                   4.111   07-05-2035   AAA             2,865       2,742,621
Commercial Mtg Pass Thru Ctf Ser 2003-C2 Class
A-2                                                                   4.022   01-05-2036   AAA             3,495       3,447,958
GSR Mortgage Loan Trust,
Commercial Mtg Pass Thru Ctf Ser 2004-7 Class
2A-1                                                                  4.191   06-25-2034   AAA             5,553       5,526,232
Indymac Index Mortgage Loan Trust,
Asset Backed Ctf Ser 2004-AR13 Class B1                               5.296   01-25-2035   AA              2,183       2,197,811
Impac Secured Assets Corp.,
Mtg Pass Thru Ctf Ser 2004-1 Class A3                                 3.710   03-25-2034   AAA             3,675       3,648,709
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2004-A2 Class 2A2                               4.070   05-25-2034   AAA             5,136       5,041,278
LB-UBS Commercial Mortgage Trust,
Commercial Mtg Pass Thru Ctf Ser 2003-C3 Class
A4                                                                    4.166   05-15-2032   AAA             3,995       3,829,105
MLCC Mortgage Investors, Inc.,
Asset Backed Ctf Ser 2004-1 Class 2A1                                 4.773   12-25-2034   Aaa             3,989       3,998,471
Renaissance Home Equity Loan Trust,
Asset Backed Ctf Ser 2004-4 Class AF2                                 3.856   02-25-2035   AAA             5,855       5,845,852
Residential Asset Mortgage Products, Inc.,
Mtg Pass Thru Ctf Ser 2004-RS7 Class AI-2                             4.000   09-25-2025   AAA             4,605       4,596,851
Pass Thru Ctf Ser 2003-RS10 Class AI-5                                4.910   01-25-2031   AAA             4,595       4,623,602
Residential Asset Securities Corp.,
Asset Backed Pass Thru Ctf Ser 2004-A-KS5
Class A2 (P)                                                          2.870   09-25-2033   AAA             5,965       5,964,992
Specialty Underwriting & Residential Finance Trust,
Mtg Ln Asset Backed Ctf Ser 2003-BC4 Class A3B                        4.788   11-25-2034   AAA             5,720       5,753,441
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2004-AR14 Class A1                              4.283   01-25-2035   AAA             6,806       6,703,831
Floating Rate Note (P)                                                2.960   01-15-2010   A-              3,355       3,349,853
Wells Fargo Mortgage Backed Securities Trust,
Mtg Pass Thru Ctf Ser 2004-Z Class 2A1                                4.600   12-25-2034   AAA             3,933       3,935,260
Mtg Pass Thru Ctf Ser 2005-AR2 Class 3A1                              4.968   03-25-2035   Aaa             5,820       5,813,634

Tobacco 0.60%                                                                                                          7,078,084
Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)                                               10.625   09-01-2008   B               1,355       1,443,075
Phillip Morris Co., Inc.,
Note                                                                  6.950   06-01-2006   BBB             5,445       5,635,009

Trucking 0.44%                                                                                                         5,254,518
ERAC USA Finance Co.,
Note (S)                                                              7.950   12-15-2009   BBB+            1,985       2,265,280
Hertz Corp.,
Note                                                                  4.700   10-02-2006   BBB-            2,995       2,989,238

Utilities Other 0.49%                                                                                                  5,789,461
Magellan Midstream Partners, L.P.,
Note                                                                  6.450   06-01-2014   BBB             2,800       2,994,849
NiSource Finance Corp.,
Gtd Note                                                              3.200   11-01-2006   BBB             2,845       2,794,612

Wireless Telecommunication Services 0.67%                                                                              7,938,831
AT&T Wireless Services, Inc.,
Sr Note                                                               8.125   05-01-2012   A               1,700       2,025,450
Mobile Telesystems Finance S.A.,
Gtd Sr Note (Luxembourg) (S)                                          8.375   10-14-2010   BB-             1,180       1,241,950
Nextel Communications, Inc.,
Sr Note                                                               5.950   03-15-2014   BB              3,000       3,116,250
Rogers Wireless, Inc.,
Sr Sub Note (Canada)                                                  8.000   12-15-2012   B+              1,435       1,555,181

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 0.50%                                                                                                $5,895,775
(Cost $5,949,125)

Agricultural Products 0.21%                                                                                            2,508,625
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                            BB+            30,500       2,508,625

Electric Utilities 0.29%                                                                                               3,387,150
TNP Enterprises, Inc., 14.50%, Ser D                                                       B+              2,895       3,387,150

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. government and agencies securities 40.02%                                                                      $474,383,869
(Cost $469,188,393)

Government U.S. 6.66%                                                                                                 78,989,713
United States Treasury,
Bond (L)                                                              6.250   08-15-2023   AAA             9,940      11,713,674
Bond (L)                                                              5.375   02-15-2031   AAA            54,880      60,342,261
Inflation Indexed Note (L)                                            2.000   07-15-2014   AAA             6,739       6,933,778

Government U.S. Agency 33.36%                                                                                        395,394,156
Federal Home Loan Bank,
Bond                                                                  3.900   02-25-2008   AAA             3,070       3,060,581
Bond (N)                                                              3.750   03-07-2007   AAA             4,695       4,683,873
Bond                                                                  3.730   01-04-2008   AAA             4,250       4,209,498
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                                                   4.500   05-01-2019   AAA             5,616       5,553,408
15 Yr Pass Thru Ctf                                                   4.500   08-01-2019   AAA             4,011       3,966,541
15 Yr Pass Thru Ctf                                                   4.500   11-01-2019   AAA             3,143       3,107,692
20 Yr Pass Thru Ctf                                                  11.250   01-01-2016   AAA               108         117,482
30 Yr Pass Thru Ctf                                                   6.500   12-01-2034   AAA             3,759       3,921,757
30 Yr Pass Thru Ctf                                                   6.000   08-01-2034   AAA            19,418      19,955,258
30 Yr Pass Thru Ctf                                                   6.000   09-01-2034   AAA             3,369       3,462,637
30 Yr Pass Thru Ctf                                                   5.000   08-01-2033   AAA            11,650      11,528,096
CMO REMIC 2640-WA                                                     3.500   03-15-2033   AAA             2,160       2,109,796
CMO REMIC 2754-PC                                                     5.000   12-15-2028   AAA             9,815       9,835,395
CMO REMIC 2836-QD                                                     5.000   09-15-2027   AAA             6,360       6,397,663
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                                   9.000   06-01-2010   AAA             1,344       1,487,581
15 Yr Pass Thru Ctf                                                   7.500   02-01-2008   AAA               124         128,637
15 Yr Pass Thru Ctf                                                   7.000   09-01-2010   AAA               252         266,666
15 Yr Pass Thru Ctf                                                   7.000   04-01-2017   AAA               950       1,004,196
15 Yr Pass Thru Ctf                                                   7.000   06-01-2017   AAA               241         254,897
15 Yr Pass Thru Ctf                                                   5.000   01-01-2018   AAA            10,983      11,069,154
15 Yr Pass Thru Ctf                                                   5.000   05-01-2018   AAA            21,154      21,327,151
15 Yr Pass Thru Ctf                                                   5.000   06-01-2018   AAA             3,462       3,491,252
15 Yr Pass Thru Ctf                                                   5.000   08-01-2019   AAA            12,190      12,286,082
15 Yr Pass Thru Ctf                                                   5.000   09-01-2019   AAA               258         260,910
15 Yr Pass Thru Ctf                                                   5.000   10-01-2019   AAA            28,772      28,998,448
15 Yr Pass Thru Ctf                                                   5.000   11-01-2019   AAA             9,597       9,671,908
15 Yr Pass Thru Ctf                                                   4.500   05-01-2018   AAA            10,830      10,719,103
15 Yr Pass Thru Ctf                                                   4.500   10-01-2018   AAA            22,027      21,802,096
15 Yr Pass Thru Ctf                                                   4.500   10-01-2019   AAA             5,750       5,680,490
30 Yr Pass Thru Ctf (M)                                               6.500   03-15-2034   AAA             2,030       2,113,737
30 Yr Pass Thru Ctf                                                   6.500   09-01-2034   AAA             3,457       3,602,963
30 Yr Pass Thru Ctf                                                   6.500   11-01-2034   AAA             3,767       3,929,489
30 Yr Pass Thru Ctf                                                   6.500   01-01-2035   AAA             7,899       8,239,326
30 Yr Pass Thru Ctf                                                   6.000   08-01-2034   AAA             7,382       7,585,135
30 Yr Pass Thru Ctf                                                   5.500   04-01-2033   AAA            15,734      15,946,347
30 Yr Pass Thru Ctf                                                   5.500   05-01-2034   AAA             6,070       6,127,626
30 Yr Pass Thru Ctf                                                   5.500   09-01-2034   AAA            17,251      17,428,235
30 Yr Pass Thru Ctf                                                   5.500   11-01-2034   AAA             6,889       6,953,609
30 Yr Pass Thru Ctf                                                   5.000   04-01-2034   AAA            11,917      11,758,134
Bond (L)                                                              3.875   02-01-2008   AAA            11,775      11,692,257
CMO REMIC 2002-82-QL                                                  5.000   05-25-2027   AAA             4,523       4,548,349
CMO REMIC 2003-17-QT                                                  5.000   08-25-2027   AAA            13,365      13,420,842
CMO REMIC 2003-33-AC                                                  4.250   03-25-2033   AAA             1,821       1,804,817
CMO REMIC 2003-49-JE                                                  3.000   04-25-2033   AAA             4,912       4,699,512
CMO REMIC 2003-58-AD                                                  3.250   07-25-2033   AAA             5,488       5,329,737
CMO REMIC 2003-63-PE                                                  3.500   07-25-2033   AAA             3,742       3,637,659
Note (N)                                                              4.000   03-10-2008   AAA             5,870       5,864,758
Financing Corp.,
Bond                                                                 10.350   08-03-2018   AAA             6,045       9,234,892
Bond                                                                  9.400   02-08-2018   AAA            20,585      29,337,866
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf                                                  10.500   01-15-2016   AAA                26          29,807
30 Yr Pass Thru Ctf                                                  10.000   06-15-2020   AAA                51          58,321
30 Yr Pass Thru Ctf                                                  10.000   11-15-2020   AAA                17          20,101
30 Yr Pass Thru Ctf                                                  10.000   03-15-2025   AAA                12          13,692
30 Yr Pass Thru Ctf                                                   9.500   11-15-2019   AAA                 8           9,323
30 Yr Pass Thru Ctf                                                   9.500   03-15-2020   AAA                38          43,690
30 Yr Pass Thru Ctf                                                   9.500   06-15-2020   AAA                12          14,368
30 Yr Pass Thru Ctf                                                   9.500   12-15-2020   AAA                61          69,598
30 Yr Pass Thru Ctf                                                   9.500   01-15-2021   AAA                61          69,701
30 Yr Pass Thru Ctf                                                   9.500   05-15-2021   AAA                23          26,381
30 Yr Pass Thru Ctf                                                   6.000   12-20-2033   AAA             6,350       6,552,900
30 Yr Pass Thru Ctf                                                   5.500   10-15-2033   AAA             2,118       2,156,692
30 Yr Pass Thru Ctf                                                   5.000   11-15-2033   AAA             1,331       1,327,544
CMO REMIC 2003-42-XA                                                  3.750   05-16-2033   AAA             1,418       1,388,500

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 0.36%                                                                                          $4,325,000
(Cost $4,325,000)

Joint Repurchase Agreement 0.36%                                                                                       4,325,000
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated 2-28-05,
due 3-1-05 (secured by U.S. Treasury Inflation
Indexed Bond 2.375%, due 1-15-25 and U.S. Treasury
Inflation Indexed Notes 2.000% thru 3.500%, due
1-15-11 thru 7-15-14)                                                                      2.620           4,325       4,325,000

Total investments 100.00%                                                                                         $1,185,388,467


John Hancock
Bond Fund
Financial futures contracts
February 28, 2005 (unaudited)

                                          Number of                                          Appreciation
Open contracts                            contracts         Position       Expiration      (depreciation)
----------------------------------------------------------------------------------------------------------
U.S. 5-Year Treasury Note                      600             Short         Mar 2005            $124,381
U.S. 10-Year Treasury Note                     200             Short        June 2005            $661,425


John Hancock
Bond Fund
Footnotes to Schedule of Investments
February 28, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(L) All or a portion of this security is on loan as of February 28, 2005.

(M) This security having an aggregate value of $2,113,737, or 0.18% of the Fund's total investments, has been purchased as a forward commitment--that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $2,130,683 of Financing Corp., 9.400%, 2-8-18 has been segregated to cover the forward commitment.

(N) These securities having an aggregate value of $12,113,631 or 1.02% of the Fund's total investments, have been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when issued commitments. Accordingly, the market value of $12,221,141 of Financing Corp., 9.400%, 2-8-18 has been segregated to cover the when-issued commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on February 28, 2005.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $98,348,839 or 8.30% of the Fund's total investments as of February 28, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on February 28, 2005, including short-term investments, was $1,169,508,293. Gross unrealized appreciation and depreciation of investments aggregated $32,269,229 and $16,389,055, respectively, resulting in net unrealized appreciation of $15,880,174.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Bond Fund.

210Q3     2/05
          4/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(e) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    April 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    April 27, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    April 27, 2005